Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock-Based Compensation Expense Recognized
The table below shows stock-based compensation expense recognized for both the 2008 and 2016 Plans in the statements of operations for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Cost of revenues	$232	$164
Research and development	13	4
Sales, general and administrative	1,101	211

	$1,346	$379

The table below shows stock-based compensation expense recognized from both the 2008 Plan and 2016 Plan in the statements of operations for the years ended December 31:

	2021	2020
Cost of revenues	$693	$27
Research and development	233	7
Sales, general and administrative	1,547	48

	$2,473	$82

Summary of Weighted-Average Assumptions for Options Granted
The weighted-average assumptions for options granted to calculate the grant date fair value of grants issued under the 2008 Plan were as follows for the years ended December 31:

	2021	2020
Dividend yield	—	—
Expected volatility	52.18%	50.27%
Expected term (in years)	5.01	5.75
Risk-free rate	1.19%	0.14%
The weighted-average assumptions for options granted to calculate the grant date fair value of grants issued under the 2016 Plan were as follows for the year ended December 31, 2021:

2021
Dividend yield	—
Expected volatility	51.75%
Expected term (in years)	5.92
Risk-free rate	1.07%

2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option Activity	A summary of option activity under the 2008 Plan for the six months ended June 30, 2022 is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2022	375,546	10,056,990	$1.49	6.53	$10,995
Options granted	—	—	—	—	—
Options exercised	—	—	—	—	—
Options expired	—	—	—	—	—

Balance as of June 30, 2022	375,546	10,056,990	$1.49	6.05	$22,071

Options vested and exercisable as of June 30, 2022		9,726,942	$1.48	5.97	$21,519

Options vested and expected to vest as of June 30, 2022		10,056,990	$1.49	6.05	$22,071

A summary of option activity under the 2008 Plan for the years ended December 31, 2021 and 2020 and is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2020	1,927,978	8,558,849	$0.48	3.82	$11,137
Options granted	(1,393,713)	1,393,713	1.73	—	—
Options exercised	—	(3,000)	0.03	—	1
Options expired	1,475,713	(1,475,713)	0.10	—	—

Balance as of December 31, 2020	2,009,978	8,473,849	0.75	4.52	14,068

Options granted	(3,609,610)	3,609,610	2.43	—	—
Options exercised	—	(51,291)	0.28	—	28
Options expired	1,975,178	(1,975,178)	0.28	—	—

Balance as of December 31, 2021	375,546	10,056,990	$1.49	6.53	$10,995

Options vested and exercisable as of December 31, 2021		9,327,678	$1.46	6.35	$10,401

Options vested and expected to vest as of December 31, 2021		10,056,990	$1.49	6.53	$10,995

Summary of Weighted-Average Assumptions for Options Granted	The weighted-average assumptions for options granted under the 2008 Plan were as follows for the six months ended June 30, 2021:

Six Months Ended June 30, 2021
Dividend yield	—
Expected volatility	52.52%
Expected term (years)	6.25
Risk free interest rate	1.17%

2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option Activity
A summary of option activity under the 2016 Plan for the six months ended June 30, 2022 is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2022	3,949,131	7,124,724	$1.24	5.86	$16,208
Options granted	(2,571,875)	2,571,875	3.79	—	—
Options exercised	—	(3,125)	2.58	—	—
Options expired	11,875	(11,875)	2.58	—	—

Balance as of June 30, 2022	1,389,131	9,681,599	$1.92	6.54	$26,572

Options vested and exercisable as of June 30, 2022		4,843,690	$0.64	3.66	$19,464

Options vested and expected to vest as of June 30, 2022		9,681,599	$1.92	6.54	$26,572

A summary of option activity under the 2016 Plan for the years ended December 31, 2021 and 2020 is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2020	772,355	4,121,500	$0.14	4.90	$2,104
Options granted	—	—	—	—	—
Options exercised	—	(50,000)	.07	—	29
Options expired	135,000	(135,000)	.51	—	—

Balance as of December 31, 2020	907,355	3,936,500	0.13	3.79	9,654

Shares Authorized	6,250,000	—	—	—	—
Options granted	(3,233,224)	3,233,224	2.58	—	—
Options exercised	—	(20,000)	0.07	—	54
Options expired	25,000	(25,000)	0.30	—	—

Balance as of December 31, 2021	3,949,131	7,124,724	$1.24	5.86	$16,208

Options vested and exercisable as of December 31, 2021		4,360,819	$0.41	3.56	$13,542

Options vested and expected to vest as of December 31, 2021		7,124,724	$1.24	5.86	$16,208

Summary of Weighted-Average Assumptions for Options Granted
The weighted-average assumptions for options granted under the 2016 Plan were as follows for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Dividend yield	—	—
Expected volatility	$59.16%	51.81%
Expected term (in years)	6.17	5.91
Risk-free rate	2.70%	1.07%